Borrowings - Long-term Borrowings, Excluding Current Portion (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 14,881,620	₩ 15,011,162
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current bonds issued	₩ 14,881,620	15,011,162
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September 2001
Maturity date	January 2026
Interest rate (%)	1.00%
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December 2024
Maturity date	March 2040
Interest rate (%)	8.50%
KB Securities co.,Ltd. and others [Member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	July 2019
Maturity date	January 2026
Interest rate (%)	1.72%
KB Securities co.,Ltd. and others [Member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October 2024
Maturity date	January 2033
Interest rate (%)	6.38%
Gross amount [member] | Export-Import Bank of Korea and others [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 4,868,703	4,590,541
Gross amount [member] | KB Securities co.,Ltd. and others [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	10,108,600	10,478,394
Present value discount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(51,173)	(9,414)
Discount on debentures [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ (44,510)	₩ (48,359)